Puerto Rico Residents Tax-Free Fund II, Inc.	Schedule of Investments
May 31, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (41.36%)
US Government and Agency Obligations (41.36%)
$ 1,000,000	Federal Farm Credit Banks Funding Corp.(a)	2.090%	06/18/40	$698,641
1,000,000	Federal Home Loan Banks(a)	2.030%	07/27/40	684,972
3,675,000	Federal Home Loan Banks(a),(b)	5.200%	09/28/37	3,650,485
5,010,000	Federal Home Loan Banks(b)	5.500%	07/15/36	5,403,042
1,000,000	Federal Home Loan Banks(a)	5.500%	10/07/44	991,940

				11,429,080

Total Government Bonds
(Cost $12,132,437)				11,429,080

Mortgage-Backed Securities (0.59%)
Fannie Mae Bonds (0.23%)(c)
19,949	Federal National Mortgage Association Pool 589033	6.500%	08/01/31	20,730
9,383	Federal National Mortgage Association Pool 627603	6.500%	11/01/31	9,750
20,089	Federal National Mortgage Association Pool 626649	6.500%	03/01/32	20,874
2,484	Federal National Mortgage Association Pool 536049	7.500%	10/01/30	2,488
10,086	Federal National Mortgage Association Pool 523139	8.000%	04/01/30	10,392

				64,234

Freddie Mac Bonds (0.00%)†,(d)
757	Federal Home Loan Mortgage Corp. Pool D74808	7.500%	09/01/26	757

GNMA Bonds (0.19%)(e)
50,000	Government National Mortgage Association Pool 556254	6.500%	08/15/31	51,282

Tax Exempt Notes (0.17%)(f)
8,514	Community Endowment, Inc - collateralized by FN 536020	8.500%	05/01/30	8,700
30,285	Community Endowment, Inc - collateralized by GN 470928	7.000%	06/15/28	30,688
6,996	Community Endowment, Inc - collateralized by GN 515390	7.500%	04/15/30	7,105

				46,493

Total Mortgage-Backed Securities (Cost $158,544)				162,766

Municipal Bonds (75.30%)
Illinois (5.05%)
1,615,000	City of Chicago, 2012 Series B, General Obligation Unlimited	5.432%	01/01/42	1,395,922

Puerto Rico (70.25%)
5,635,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 2000 Series A, Revenue Bonds(a),(g),(h),(i)	7.250%	12/20/30	2,093,403
5,734,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(g),(j)	0.000%	07/01/46	2,082,566
5,557,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(g),(j)	0.000%	07/01/51	1,485,041
2,767,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.329%	07/01/40	2,755,118
539,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.500%	07/01/34	539,034
84,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.536%	07/01/53	78,240
272,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.550%	07/01/40	272,527
1,998,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.750%	07/01/53	1,921,198
2,256,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.784%	07/01/58	2,168,944
6,100,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	5.000%	07/01/58	6,015,997

				19,412,068

Total Municipal Bonds (Cost $18,821,320)				20,807,990

Quarterly Report | May 31, 2026	1

Puerto Rico Residents Tax-Free Fund II, Inc.	Schedule of Investments
May 31, 2026 (Unaudited)

Fair Value

Total Investments (117.25%) (Cost $31,112,301)	$32,399,836
Liabilities in Excess of Other Assets (-17.25%)	(4,766,392)

NET ASSETS (100.00%)	$27,633,444

†	Amount represents less than 0.05% or (0.05)%.
(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(g)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(h)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(i)	These bonds defaulted on their interest payments and/or principal and are not accruing interest income.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
Goldman Sachs(a)	Federal Home Loan Banks 5.200% to 5.500% due 7/15/2036 to 9/28/2037	3.79%	5/7/2026	6/4/2026	$5,242,408	$5,477,542	$5,227,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

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